UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francois Perusse-Massicotte
Title:     Chief Compliance Officer
Phone:     514-673-1476

Signature, Place, and Date of Signing:

 /s/ Francois Perusse-Massicotte    Montreal, Quebec, Canada    August 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $194,651 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOSTON PROPERTIES INC          COM              101121101    13308   122800 SH       SOLE                   122800        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     1753    25900 SH       SOLE                    25900        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1523    64800 SH       SOLE                    64800        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2386   378800 SH       SOLE                   378800        0        0
DIGITAL RLTY TR INC            COM              253868103    21050   280400 SH       SOLE                   280400        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     3449    83900 SH       SOLE                    83900        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    12908   206986 SH       SOLE                   206986        0        0
HEALTH CARE REIT INC           COM              42217K106     3416    58600 SH       SOLE                    58600        0        0
HEALTHCARE RLTY TR             COM              421946104      887    37200 SH       SOLE                    37200        0        0
HIGHWOODS PPTYS INC            COM              431284108     4156   123500 SH       SOLE                   123500        0        0
HOME PROPERTIES INC            COM              437306103    10100   164600 SH       SOLE                   164600        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    17865  1129284 SH       SOLE                  1129284        0        0
ISHARES TR                     DJ US REAL EST   464287739     5694    89000 SH  PUT  SOLE                    89000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2903    78800 SH       SOLE                    78800        0        0
MACK CALI RLTY CORP            COM              554489104     2974   102300 SH       SOLE                   102300        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     9874   144700 SH       SOLE                   144700        0        0
PROLOGIS INC                   COM              74340W103    13322   400900 SH       SOLE                   400900        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4466   200100 SH       SOLE                   200100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    36549   234800 SH       SOLE                   234800        0        0
VENTAS INC                     COM              92276F100    24825   393300 SH       SOLE                   393300        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103     1243    47200 SH       SOLE                    47200        0        0